Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In response to Item 402(x)(1) of Regulation S-K, Selective does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Selective, however, maintains a Policy on Granting Equity and Cash Incentive Unit Awards specifying that Selective will grant LTIP awards, other than new hire awards and interim promotion and retention awards, at a meeting of the CHCC held following the release of the Company’s fourth quarter and year-end earnings results. Under the policy, LTIP awards to Section 16 “officers” must be approved by the CHCC at a meeting or by unanimous written consent. The grant date of any LTIP award approved at a meeting, or by unanimous consent, of the CHCC will be the date of such meeting or unanimous written consent.

Award Timing Method	Selective, however, maintains a Policy on Granting Equity and Cash Incentive Unit Awards specifying that Selective will grant LTIP awards, other than new hire awards and interim promotion and retention awards, at a meeting of the CHCC held following the release of the Company’s fourth quarter and year-end earnings results.